POST-RETIREMENT BENEFITS - Other Post-Retirement Benefits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation | year	10	10
Estimate of contributions, Less than a year	$ 15	$ 19
Estimate of contributions, between 1-2 years	15	20
Estimate of contributions, between 2-5 years	41	56
Estimate of contributions, over 5 years	205	319
Total	276	414
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	14	18
Estimate of contributions, between 1-2 years	14	19
Estimate of contributions, between 2-5 years	39	54
Estimate of contributions, over 5 years	200	313
Total	267	404
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions, Less than a year	1	1
Estimate of contributions, between 1-2 years	1	1
Estimate of contributions, between 2-5 years	2	2
Estimate of contributions, over 5 years	5	6
Total	$ 9	$ 10